UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04409
Investment Company Act File Number

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Alabama Municipal Income Fund
Arkansas Municipal Income Fund
Georgia Municipal Income Fund
Kentucky Municipal Income Fund
Louisiana Municipal Income Fund
Maryland Municipal Income Fund
Missouri Municipal Income Fund
North Carolina Municipal Income Fund
Oregon Municipal Income Fund
South Carolina Municipal Income Fund
Tennessee Municipal Income Fund
Virginia Municipal Income Fund

Eaton Vance Alabama Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.9%
$1,500	University of Alabama, 5.00%, 7/1/34	$1,564,260

		$1,564,260

Electric Utilities — 0.6%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$343,560

		$343,560

Escrowed/Prerefunded — 2.5%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,359,250

		$1,359,250

General Obligations — 6.5%
$1,000	City of Auburn, 5.25%, 12/1/27	$1,088,200
1,250	City of Madison, 5.15%, 2/1/39	1,270,837
1,125	Huntsville, 5.25%, 5/1/31	1,193,063

		$3,552,100

Hospital — 12.5%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,729,308
1,500	Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,530,840
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	403,536
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	745,177
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	386,368
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	981,560
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,080,520

		$6,857,309

Industrial Development Revenue — 3.9%
$600	Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$533,718
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	628,890
1,180	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	748,592
250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	227,330

		$2,138,530

Insured-Education — 12.7%
$1,000	Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,019,710
500	Alabama State University, (AGC), 4.75%, 5/1/33	497,185
1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	1,746,094
1,250	Auburn University, (FSA), 5.00%, 6/1/38	1,265,600
1,230	Jacksonville State University, (AGC), 5.125%, 12/1/33	1,256,236
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,156,287

		$6,941,112

Insured-Electric Utilities — 1.9%
$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$443,368
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	602,819

		$1,046,187

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 14.3%
$2,500	Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,826,575
445	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	496,042
555	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	618,658
450	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	501,615
550	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	613,085
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,384,290
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	389,720

		$7,829,985

Insured-General Obligations — 8.3%
$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$2,028,440
1,000	Homewood, (FSA), 4.25%, 9/1/31	946,880
500	Mobile, (AMBAC), 5.00%, 2/15/30	511,475
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,039,720

		$4,526,515

Insured-Hospital — 2.6%
$1,500	East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,438,530

		$1,438,530

Insured-Lease Revenue/Certificates of Participation — 6.3%
$800	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$809,416
675	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	636,140
500	Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	512,640
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	909,347
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	597,725

		$3,465,268

Insured-Special Tax Revenue — 5.2%
$2,800	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$1,999,564
1,605	Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	876,667

		$2,876,231

Insured-Transportation — 3.4%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$722,110
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,165,412

		$1,887,522

Insured-Utilities — 1.8%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$1,000,470

		$1,000,470

Insured-Water and Sewer — 8.0%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,170,807
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	226,527
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	754,048
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	227,510
1,000	Mobile Water and Sewer Commissioners, (NPFG), 5.00%, 1/1/31	1,019,390

		$4,398,282

Lease Revenue/Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,325

		$500,325

Other Revenue — 2.9%
$1,500	Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,567,020

		$1,567,020

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 2.7%
$145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$147,161
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	158,190
810	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	812,470
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	341,669

		$1,459,490

Total Tax-Exempt Investments — 99.9% (identified cost $53,832,729)		$54,751,946

Other Assets, Less Liabilities — 0.1%		$60,658

Net Assets — 100.0%		$54,812,604

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.2% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 64.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 22.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	41 U.S. Treasury Bond	Short	$(4,916,107)	$(5,031,469)	$(115,362)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$900,000	4.260%	3-month USD- LIBOR-BBA	February 24, 2010/ February 24, 2040	$(30,768)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $146,130.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,370,808

Gross unrealized appreciation	$2,205,402
Gross unrealized depreciation	(1,129,264)

Net unrealized appreciation	$1,076,138

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$54,751,946	$—	$54,751,946

Total Investments	$—	$54,751,946	$—	$54,751,946

Liability Description

Futures Contracts	$(115,362)	$—	$—	$(115,362)
Interest Rate Swaps	—	(30,768)	—	(30,768)

Total	$(115,362)	$(30,768)	$—	$(146,130)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Alabama Municipals Fund.

5

Eaton Vance Arkansas Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.4%
$250	University of Arkansas, 5.00%, 12/1/29	$260,333

		$260,333

Escrowed/Prerefunded — 1.3%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$505,595
400	Puerto Rico Electric Power Authority, Prerefunded to 7/1/10, 5.25%, 7/1/29	415,444

		$921,039

General Obligations — 18.1%
$750	Arkansas, 4.75%, 6/1/29	$797,895
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,523,840
1,000	Arkansas Water Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,007,580
750	Benton, School District No. 8, 4.80%, 2/1/38	736,762
1,000	Benton, School District No. 8, 4.85%, 2/1/40	988,680
315	Bradford, Special School District, 4.75%, 2/1/39(1)	315,838
1,490	Bryant, School District No. 25, 4.75%, 2/1/39(1)	1,471,360
1,000	Farmington, School District No. 6, 4.60%, 6/1/33	956,250
390	Forrest City, School District No. 7, 4.50%, 2/1/32	389,435
595	Forrest City, School District No. 7, 4.625%, 2/1/35	589,288
1,000	Harmony Grove, School District No. 1, 4.90%, 2/1/39	992,260
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	310,107
500	Pulaski County, Special School District, 5.00%, 2/1/35	504,105
1,000	Siloam Springs, School District No. 21, 4.60%, 6/1/34	960,500

		$12,543,900

Hospital — 2.4%
$430	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$422,466
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,013,280
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	252,688

		$1,688,434

Housing — 4.7%
$435	Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$439,916
1,310	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,242,142
890	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	866,922
110	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	108,137
215	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	213,314
380	North Little Rock Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	367,023

		$3,237,454

Industrial Development Revenue — 6.9%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$412,240
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,231,380
735	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	707,393
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	252,880
1,150	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	729,560
475	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	431,927

		$4,765,380

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 13.6%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,009,380
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,054,510
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,236,663
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,059,792
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,019,880
500	University of Arkansas, (Fayetteville Campus), (FGIC), (NPFG), 5.00%, 12/1/32	506,670
500	University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	517,325
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,018,150
1,000	University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,016,510

		$9,438,880

Insured-Electric Utilities — 4.5%
$55	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/10	$56,405
1,000	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,118,380
650	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	653,231
550	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	530,838
750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	754,537

		$3,113,391

Insured-Escrowed/Prerefunded — 0.8%
$500	Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$557,920

		$557,920

Insured-General Obligations — 2.0%
$500	Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$387,250
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	505,500
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	504,965

		$1,397,715

Insured-Health — Miscellaneous — 1.1%
$245	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$245,404
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	530,530

		$775,934

Insured-Hospital — 6.5%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,157,453
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30(2)	1,517,835
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,551,572
295	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	296,095

		$4,522,955

Insured-Lease Revenue/Certificates of Participation — 3.8%
$425	Arkansas Development Finance Authority, (FSA), 5.00%, 6/1/34	$436,275
1,000	Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (FSA), 5.00%, 6/1/29(2)	1,042,720
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,180,970

		$2,659,965

Insured-Other Revenue — 4.9%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$520,430
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	463,967
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	855,925

Principal
Amount
(000’s omitted)	Security	Value
$7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	$1,052,222
500	University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	509,850

		$3,402,394

Insured-Special Tax Revenue — 5.2%
$405	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$403,741
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	997,710
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	91,670
5,790	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	352,958
1,070	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	135,601
7,500	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	889,875
1,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	187,247
590	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27(3)	571,344

		$3,630,146

Insured-Transportation — 1.8%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	$1,242,486

		$1,242,486

Insured-Utilities — 2.0%
$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36(2)	$1,409,945

		$1,409,945

Insured-Water and Sewer — 10.0%
$515	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$517,534
500	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	498,045
500	Conway, Water Revenue, (FGIC), (NPFG), 5.125%, 12/1/23	503,730
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,191,189
500	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/32	518,030
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	981,920
450	Little Rock, Sewer Revenue, (FSA), 5.00%, 6/1/31	463,905
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/32	769,005
500	Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	502,360
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	978,120

		$6,923,838

Lease Revenue/Certificates of Participation — 2.2%
$1,500	Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,497,930

		$1,497,930

Other Revenue — 0.4%
$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$260,783

		$260,783

Special Tax Revenue — 5.3%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,298,640
815	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	817,486
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	112,510
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	457,311

		$3,685,947

Transportation — 0.7%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$449,760

		$449,760

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 0.4%
$250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$297,637

		$297,637

Total Tax-Exempt Investments — 99.0% (identified cost $69,768,649)		$68,684,166

Other Assets, Less Liabilities — 1.0%		$713,392

Net Assets — 100.0%		$69,397,558

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 14.5% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 56.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 29.5% of total investments.

(1)		When-issued security.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(4)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Citibank, N.A.	$2,000,000	4.255%	3-month USD- LIBOR-BBA	March 8, 2010/ March 8, 2040	$(63,733)
JPMorgan Chase Co.	2,000,000	4.279%	3-month USD- LIBOR-BBA	March 8, 2010/ March 8, 2040	(72,204)
JPMorgan Chase Co.	912,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	(2,984)
Merrill Lynch Capital Services, Inc.	2,750,000	4.260%	3-month USD- LIBOR-BBA	February 24, 2010/ February 24, 2040	(94,013)

					$(232,934)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $232,934.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,051,264

Gross unrealized appreciation	$1,664,945
Gross unrealized depreciation	(2,632,043)

Net unrealized depreciation	$(967,098)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$68,684,166	$—	$68,684,166

Total Investments	$—	$68,684,166	$—	$68,684,166

Liability Description

Interest Rate Swaps	$—	$(232,934)	$—	$(232,934)

Total	$—	$(232,934)	$—	$(232,934)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Arkansas Municipals Fund.

Eaton Vance Georgia Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.7%
$1,925	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,804,476
1,000	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	997,010
950	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	922,811
1,500	Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,539,330
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,070,045
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,561,603

		$8,895,275

Electric Utilities — 1.2%
$1,000	Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,026,850

		$1,026,850

Escrowed/Prerefunded — 1.2%
$800	Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$1,007,976

		$1,007,976

General Obligations — 12.0%
$2,000	Georgia, 1.00%, 3/1/26(2)	$1,276,040
500	Georgia, 2.00%, 12/1/23(3)	411,490
500	Georgia, 2.00%, 8/1/27	374,955
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	6,326,580
500	Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	505,425
1,000	Lincoln County, School District, 5.50%, 4/1/37	1,051,340

		$9,945,830

Hospital — 7.0%
$450	Baldwin County Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$364,167
750	Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	780,337
3,000	Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39(4)	2,986,440
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	738,630
1,000	Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	971,760

		$5,841,334

Housing — 5.3%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$927,030
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	959,690
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	2,012,320
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	553,146

		$4,452,186

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 8.2%
$2,000	Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,035,700
700	Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	701,848
1,000	Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	897,140
750	Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	693,338
1,250	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	793,000
990	Savannah Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	757,439
730	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	731,467
225	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	204,597

		$6,814,529

Insured-Education — 4.2%
$1,000	Fulton County Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	$915,940
745	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (NPFG), 4.75%, 6/1/28	749,723
1,905	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,826,514

		$3,492,177

Insured-Electric Utilities — 8.3%
$480	Georgia Municipal Electric Power Authority, (NPFG), 0.00%, 1/1/12	$427,210
3,005	Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20(5)	3,470,474
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	391,938
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	439,148
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	723,383
1,450	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,458,772

		$6,910,925

Insured-Escrowed/Prerefunded — 0.0%
$10	Georgia Municipal Electric Power Authority, (NPFG), Escrowed to various sinking fund dates through 1/1/12, 0.00%, 1/1/12	$8,461

		$8,461

Insured-General Obligations — 1.4%
$660	Fayette County, School District, (FSA), 4.95%, (0.00% until 9/1/10), 3/1/25	$660,442
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	504,965

		$1,165,407

Insured-Hospital — 3.9%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,191,357
1,000	Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	1,020,470
1,000	Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,026,140

		$3,237,967

Insured-Housing — 0.1%
$100	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$89,819

		$89,819

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 4.5%
$795	Atlanta Downtown Development Authority, (NPFG), 4.50%, 12/1/26	$795,445
962	Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	871,620
1,000	Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,037,750
1,000	Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,039,470

		$3,744,285

Insured-Other Revenue — 1.0%
$800	Downtown Savannah Authority, (Savannah Ellis Square Parking), (NPFG), 4.75%, 8/1/32	$799,952

		$799,952

Insured-Special Tax Revenue — 2.7%
$1,000	George L. Smith II Georgia World Congress Center Authority, (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	$1,005,060
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	674,640
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	543,752

		$2,223,452

Insured-Transportation — 7.8%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$789,192
500	Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	503,340
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,190,970
1,600	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	1,663,912
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,843,021
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	468,345

		$6,458,780

Insured-Water and Sewer — 20.1%
$490	Atlanta, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$453,676
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,004,240
2,100	Columbus, Water and Sewer, (FSA), 5.00%, 5/1/30	2,166,171
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,288,861
2,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	2,233,520
3,000	Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	3,041,190
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,187,640
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,161,230
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,198,361
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/33	1,015,350
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	1,007,270

		$16,757,509

Other Revenue — 0.7%
$670	Main Street Natural Gas, Inc., 5.00%, 3/15/22	$623,850

		$623,850

Special Tax Revenue — 4.0%
$205	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$208,055
220	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	224,528
7,255	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	389,448
2,020	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,026,161
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	457,311

		$3,305,503

Transportation — 0.3%
$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$212,230

		$212,230

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 4.3%
$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,062,360
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	515,365
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,037,440

		$3,615,165

Total Tax-Exempt Investments — 108.9% (identified cost $90,305,404)		$90,629,462

Other Assets, Less Liabilities — (8.9)%		$(7,439,929)

Net Assets — 100.0%		$83,189,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 12.3% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 49.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 21.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(4)		When-issued security.

(5)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	85 U.S. Treasury Bond	Short	$(10,220,953)	$(10,431,094)	$(210,141)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,612,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$(5,273)
Merrill Lynch Capital Services, Inc.	4,000,000	4.260	3-month USD- LIBOR-BBA	February 24, 2010/ February 24, 2040	(136,746)

					$(142,019)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purpose) in a liability position and whose primary underlying risk exposure is interest rate risk was $352,160.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,888,707

Gross unrealized appreciation	$2,679,671
Gross unrealized depreciation	(2,858,916)

Net unrealized depreciation	$(179,245)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Eaton Vance Kentucky Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.0%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,130,227

		$1,130,227

Escrowed/Prerefunded — 5.8%
$1,465	Bowling Green, Prerefunded to 6/1/10, 5.30%, 6/1/19	$1,508,950
2,250	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,711,350

		$3,220,300

General Obligations — 1.3%
$750	Kenton County, 4.625%, 4/1/34	$729,135

		$729,135

Hospital — 3.4%
$500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	$537,140
500	Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	502,965
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	820,010

		$1,860,115

Housing — 6.2%
$440	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37(1)	$417,903
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,031,100
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00% to 6/1/23 (Put Date), 6/1/35	1,011,760

		$3,460,763

Industrial Development Revenue — 4.9%
$500	Owen County, (American Water Project), 6.25%, 6/1/39	$528,225
695	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	631,977
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,556,683

		$2,716,885

Insured-Electric Utilities — 13.4%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,014,090
1,000	Kentucky Municipal Power Agency, (NPFG), 5.25%, 9/1/27	1,047,890
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (NPFG), 5.00%, 9/1/37	1,990,920
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,231,020
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,232,892
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	443,368
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	483,680

		$7,443,860

Insured-Escrowed/Prerefunded — 1.9%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,074,280

		$1,074,280

Insured-General Obligations — 3.0%
$600	Puerto Rico, (NPFG), 5.50%, 7/1/20	$631,206
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,013,730

		$1,644,936

Insured-Hospital — 5.5%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850,077
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,191,170

		$3,041,247

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Industrial Development Revenue — 0.5%
$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$247,288

		$247,288

Insured-Lease Revenue/Certificates of Participation — 14.0%
$1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	$1,386,761
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,032,470
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,040,704
500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	537,615
500	Kentucky Property and Buildings Commission, (FSA), 5.00%, 11/1/26	531,780
1,000	Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,010,770
865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	897,636
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,037,730
255	Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	254,847

		$7,730,313

Insured-Other Revenue — 1.9%
$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,070,360

		$1,070,360

Insured-Transportation — 7.4%
$1,000	Louisville Regional Airport Authority, (FSA), (AMT), 5.50%, 7/1/38	$1,005,380
4,950	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,091,077

		$4,096,457

Insured-Water and Sewer — 14.8%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,523,355
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,006,130
1,500	Campbell and Kenton County, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	1,391,790
1,060	Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,031,571
500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	456,105
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	2,257,335
290	Owensboro, (AGC), 5.00%, 9/15/27	308,864
225	Owensboro, (AGC), 5.00%, 9/15/31	233,080

		$8,208,230

Lease Revenue/Certificates of Participation — 7.2%
$3,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$3,192,915
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	817,807

		$4,010,722

Other Revenue — 0.5%
$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$151,074
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	139,444

		$290,518

Special Tax Revenue — 1.1%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$71,043
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	76,544
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	112,510
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	341,669

		$601,766

2

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 2.9%
$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$528,565
1,000	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,052,880

		$1,581,445

Total Tax-Exempt Investments — 97.7% (identified cost $53,638,595)		$54,158,847

Other Assets, Less Liabilities — 2.3%		$1,273,756

Net Assets — 100.0%		$55,432,603

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 14.6% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 63.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 27.0% of total investments.

(1)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

3

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Barclays Bank PLC	$2,000,000	4.220%	3-month USD- LIBOR-BBA	January 23, 2010/ July 27, 2039	$(60,991)
Merrill Lynch Capital Services, Inc.	3,000,000	4.260	3-month USD- LIBOR-BBA	February 24, 2010/ February 24, 2040	(102,560)

					$(163,551)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $163,551.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,591,287

Gross unrealized appreciation	$2,228,709
Gross unrealized depreciation	(1,661,149)

Net unrealized appreciation	$567,560

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$54,158,847	$—	$54,158,847

Total Investments	$—	$54,158,847	$—	$54,158,847

Liability Description

Interest Rate Swaps	$—	$(163,551)	$—	$(163,551)

Total	$—	$(163,551)	$—	$(163,551)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Kentucky Municipals Fund.

5

Eaton Vance Louisiana Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.8%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$343,560

		$343,560

Hospital — 7.8%
$1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	$901,590
1,000	Louisiana Public Facilities Authority, (Our Lady of Lake Medical Center), 6.75%, 7/1/39	1,063,750
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	373,175
1,010	Tangipahoa Parish, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	910,141

		$3,248,656

Housing — 6.8%
$500	East Baton Rouge Mortgage Finance Authority, (GNMA/FNMA/FHLMC), 5.00%, 10/1/34	$497,850
760	East Baton Rouge Mortgage Finance Authority, (GNMA/FNMA/FHLMC), 5.10%, 10/1/40	763,868
495	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	495,030
925	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	915,361
345	Louisiana Housing Finance Authority, SFMR, (GNMA/FNMA), 0.00%, 6/1/27	133,498

		$2,805,607

Industrial Development Revenue — 5.8%
$225	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$189,956
1,470	St. John Baptist Parish (Marathon Oil Corp.), 5.125%, 6/1/37	1,290,646
1,000	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	909,320

		$2,389,922

Insured-Education — 15.6%
$750	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (AGC), 6.00%, 10/1/38	$772,957
340	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (NPFG), 5.00%, 10/1/32	339,058
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,296,960
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (NPFG), 4.75%, 8/1/28	470,445
1,140	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	816,901
960	Louisiana Public Facilities Authority, (Tulane University), (NPFG), 4.65%, 12/15/32	909,034
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (NPFG), 4.75%, 3/1/32	942,250
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	894,098

		$6,441,703

Insured-Electric Utilities — 5.5%
$625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$602,819
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,659,440

		$2,262,259

Insured-Escrowed/Prerefunded — 2.4%
$1,250	Jefferson Parish, Home Mortgage Authority, SFMR, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)	$984,363

		$984,363

Insured-General Obligations — 3.9%
$2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	$1,632,982

		$1,632,982

Insured-Hospital — 1.7%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$706,748

		$706,748

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Industrial Development Revenue — 2.6%
$1,075	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (NPFG), 5.00%, 12/1/32	$1,063,411

		$1,063,411

Insured-Lease Revenue/Certificates of Participation — 1.8%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (NPFG), 5.25%, 5/1/33	$476,045
300	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	281,442

		$757,487

Insured-Other Revenue — 7.5%
$350	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$340,477
550	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	513,485
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AMBAC), (BHAC), 4.50%, 12/1/18	1,084,530
1,000	Louisiana State Citizens Property Insurance Corp., (AGC), 6.75%, 6/1/26	1,165,820

		$3,104,312

Insured-Special Tax Revenue — 5.9%
$1,000	East Baton Rouge Parish, Sales Tax Revenue, (AGC), 5.25%, 8/1/28	$1,075,270
1,000	Louisiana Gas and Fuels Tax, (FSA), 5.00%, 5/1/36	1,008,150
1,525	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	92,964
1,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	130,532
560	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	66,444
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	49,159

		$2,422,519

Insured-Transportation — 10.9%
$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (FSA), (AMT), 5.75%, 1/1/28	$1,039,370
1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	1,397,325
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,423,710
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	641,951

		$4,502,356

Insured-Water and Sewer — 4.9%
$1,000	Bossier City, Utilities Revenue, (BHAC), 5.50%, 10/1/38	$1,054,280
15	East Baton Rouge Sewer Commission, (FSA), 4.50%, 2/1/36	14,311
975	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	957,908

		$2,026,499

Other Revenue — 6.5%
$6,995	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$251,610
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	55,356
1,000	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.375%, 4/1/31	1,043,560
1,500	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,339,995

		$2,690,521

Senior Living/Life Care — 1.2%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$500,695

		$500,695

Special Tax Revenue — 3.0%
$1,010	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$1,013,080
60	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	54,005

2

Principal
Amount
(000’s omitted)	Security	Value
$175	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$183,976

		$1,251,061

Transportation — 1.6%
$675	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$675,446

		$675,446

Water and Sewer — 2.5%
$1,000	East Baton Rouge, Sewer Commission, 5.25%, 2/1/39	$1,025,460

		$1,025,460

Total Tax-Exempt Investments — 98.7% (identified cost $41,476,246)		$40,835,567

Other Assets, Less Liabilities — 1.3%		$517,805

Net Assets — 100.0%		$41,353,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 63.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 18.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	7 U.S. Treasury Bond	Short	$(839,976)	$(859,032)	$(19,056)
3/10	11 U.S. Treasury Note	Short	(1,302,344)	(1,319,312)	(16,968)

					$(36,024)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$837,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$(2,738)

$(2,738)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $38,762.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,024,070

Gross unrealized appreciation	$1,303,591
Gross unrealized depreciation	(1,802,094)

Net unrealized depreciation	$(498,503)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Eaton Vance Maryland Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$1,250	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250,275

		$1,250,275

Education — 10.5%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,044,280
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,215,147
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,503,270
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,364,940
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	203,512
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	878,720

		$10,209,869

Escrowed/Prerefunded — 6.0%
$1,160	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,322,934
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,210,715
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,290,040
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	536,505
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	479,936

		$5,840,130

General Obligations — 12.8%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,188,644
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	514,610
1,000	Anne Arundel County, Water and Sewer Construction, 4.75%, 4/1/39	1,038,540
500	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	492,500
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(1)	2,156,160
1,000	Montgomery County, 5.00%, 5/1/23	1,122,580
1,500	Montgomery County, 5.00%, 5/1/25	1,667,400
1,000	Montgomery County, 5.25%, 10/1/19	1,054,340
2,235	Prince George’s County Housing Authority, 5.00%, 7/15/23	2,481,096
1,100	Puerto Rico, 0.00%, 7/1/16	794,321

		$12,510,191

Hospital — 10.6%
$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,409,610
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,017,350
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health Inc.), 5.25%, 5/15/46	1,489,830

1

Principal
Amount
(000’s omitted)	Security	Value
$2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	$2,329,907
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	954,780
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,392,875
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	735,622

		$10,329,974

Housing — 7.3%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$978,130
1,170	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,141,003
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	905,160
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	927,240
2,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,813,300
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	417,330
1,000	Prince George’s County Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	947,260

		$7,129,423

Industrial Development Revenue — 2.0%
$960	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$798,298
205	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	184,678
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	983,230

		$1,966,206

Insured-Education — 1.4%
$1,200	Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,399,668

		$1,399,668

Insured-Escrowed/Prerefunded — 5.4%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,610,020
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,683,090

		$5,293,110

Insured-General Obligations — 1.0%
$1,000	Puerto Rico, (NPFG), 5.50%, 7/1/29	$983,470

		$983,470

Insured-Hospital — 8.4%
$2,090	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	$2,029,223
3,035	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,025,804
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,152,583

		$8,207,610

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Housing — 1.2%
$1,530	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,213,703

		$1,213,703

Insured-Special Tax Revenue — 3.1%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,681,680
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	159,137
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	351,165
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	337,320
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	39,642
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	484,980

		$3,053,924

Insured-Transportation — 11.0%
$1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	$1,050,680
1,500	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	1,565,355
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/38	1,040,670
2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(2)	2,069,780
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,530,660
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,486,440
2,140	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	2,015,816

		$10,759,401

Insured-Water and Sewer — 5.3%
$500	Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	$502,800
1,250	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,279,250
1,000	Baltimore, Wastewater, (FGIC), (NPFG), 5.00%, 7/1/22	1,064,350
2,000	Baltimore, Wastewater, (NPFG), 5.65%, 7/1/20	2,326,580

		$5,172,980

Other Revenue — 2.7%
$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$558,254
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	185,620
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	899,985
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,026,890

		$2,670,749

Senior Living/Life Care — 1.6%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$318,124
600	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	546,636
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	653,677

		$1,518,437

Special Tax Revenue — 5.9%
$747	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$690,579
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	510,730
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	752,280
1,000	Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,123,030

3

Principal
Amount
(000’s omitted)	Security	Value
$250	Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	$265,500
2,425	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,432,396

		$5,774,515

Transportation — 3.8%
$1,000	Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,116,060
2,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,602,300

		$3,718,360

Total Tax-Exempt Investments — 101.3% (identified cost $99,933,348)		$99,001,995

Other Assets, Less Liabilities — (1.3)%		$(1,226,555)

Net Assets — 100.0%		$97,775,441

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 13.5% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 36.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

4

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	106 U.S Treasury Bond	Short	$(12,719,629)	$(13,008,188)	$(288,559)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,837,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$(6,008)

$(6,008)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $294,567.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,580,638

Gross unrealized appreciation	$3,295,149
Gross unrealized depreciation	(4,153,792)

Net unrealized depreciation	$(858,643)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Eaton Vance Missouri Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.3%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,057,880
1,450	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,434,354
1,275	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,381,229
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,624,965

		$6,498,428

Escrowed/Prerefunded — 1.1%
$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,140,630

		$1,140,630

General Obligations — 4.9%
$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,063,130
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,080,220
1,000	Kansas City, 4.75%, 2/1/25	1,078,080
750	University City School District, (Direct Deposit Program), 5.00%, 2/15/26	808,523
3,000	Wentzville School District No. R-4, 0.00%, 3/1/28	1,067,070

		$5,097,023

Hospital — 7.4%
$1,000	Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$850,560
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,123,472
1,000	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	999,260
870	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	870,035
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	495,287
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	235,602
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,003,430
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,066,375

		$7,644,021

Housing — 2.6%
$865	Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$772,644
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	507,606
250	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	239,865
750	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	734,520
345	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	332,442
80	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	80,081

		$2,667,158

Industrial Development Revenue — 3.0%
$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,091,750
2,000	Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,756,620
300	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	272,796

		$3,121,166

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 2.2%
$650	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$653,413
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,571,145

		$2,224,558

Insured-Electric Utilities — 12.7%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,299,855
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,210,850
1,040	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	958,942
2,715	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,588,209
195	Missouri Joint Municipal Electric Utility Commission, (NPFG), 5.00%, 1/1/26	189,946
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	391,938
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	439,148
1,375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,383,319
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,324,452
2,370	Springfield, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,371,896

		$13,158,555

Insured-Escrowed/Prerefunded — 7.4%
$3,590	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$2,271,321
205	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	122,069
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,218,100
1,000	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	1,138,460
750	Saint Louis Airport, (Capital Improvement Program), (NPFG), Prerefunded to 7/1/12, 5.00%, 7/1/32	827,310
375	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	440,651
625	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	734,419

		$7,752,330

Insured-General Obligations — 7.0%
$1,200	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,261,668
1,000	Kansas City, (NPFG), 5.00%, 2/1/27	1,084,110
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,069,370
1,900	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,572,763
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,196,050
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,079,270

		$7,263,231

Insured-Hospital — 5.2%
$5,910	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$3,692,214
335	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/21	188,350
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,506,615

		$5,387,179

Insured-Industrial Development Revenue — 1.8%
$2,000	Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,903,600

		$1,903,600

Insured-Lease Revenue/Certificates of Participation — 9.2%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,056,020
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/26	1,051,530
1,790	Jackson County (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,748,436
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	565,230
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (NPFG), 5.00%, 12/1/27	1,024,900
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	914,197
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	639,836

2

Principal
Amount
(000’s omitted)	Security	Value
$240	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$221,597
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,180,970
2,000	Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,086,620

		$9,489,336

Insured-Other Revenue — 0.8%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/22	$794,273

		$794,273

Insured-Special Tax Revenue — 4.7%
$2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	$2,536,308
600	Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	557,484
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,053,110
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	674,640

		$4,821,542

Insured-Transportation — 4.9%
$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,132,934
900	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	885,123
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	1,015,633
1,000	Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/31	982,590

		$5,016,280

Insured-Water and Sewer — 0.8%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$836,090

		$836,090

Other Revenue — 2.4%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,496,175

		$2,496,175

Senior Living/Life Care — 3.5%
$1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$853,640
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,827,880
1,000	St. Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	910,540

		$3,592,060

Special Tax Revenue — 3.9%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$274,023
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	301,071
600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	586,992
7,500	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	402,600
2,425	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,432,396

		$3,997,082

Transportation — 3.6%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$192,032
360	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	231,520
2,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/19	2,257,100
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,082,260

		$3,762,912

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 3.4%
$1,200	Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,250,100
800	Kansas City, Water Revenue, 5.25%, 12/1/32	836,776
510	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	549,505
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	921,900

		$3,558,281

Total Tax-Exempt Investments — 98.8% (identified cost $100,915,730)		$102,221,910

Other Assets, Less Liabilities — 1.2%		$1,235,354

Net Assets — 100.0%		$103,457,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 14.3% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 57.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 24.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	79 U.S. Treasury Bond	Short	$(9,479,724)	$(9,694,782)	$(215,058)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$2,025,000	4.097%	3-month-USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$(6,621)
Merrill Lynch Capital Services, Inc.	1,825,000	4.260	3-month-USD- LIBOR-BBA	February 24, 2010/ February 24, 2040	(62,390)

					$(69,011)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $284,069.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,011,650

Gross unrealized appreciation	$4,636,496
Gross unrealized depreciation	(3,306,236)

Net unrealized appreciation	$1,330,260

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Eaton Vance North Carolina Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.4%
$5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,209,875
3,500	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	3,635,800
1,050	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	832,776
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,265,200

		$10,943,651

Electric Utilities — 6.2%
$1,500	North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,535,130
2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,324,380
1,000	North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,016,760
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	616,106
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,071,520

		$6,563,896

Escrowed/Prerefunded — 2.9%
$1,950	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,477,866
2,000	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,521,200

		$2,999,066

General Obligations — 2.0%
$1,000	Charlotte, 5.00%, 7/1/29	$1,042,740
1,000	Wake County, 5.00%, 6/1/36	1,040,280

		$2,083,020

Hospital — 13.8%
$4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,777,430
2,000	North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,984,100
100	North Carolina Medical Care Commission, (Mission Health System), 4.50%, 10/1/32	93,103
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,065,300
1,350	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,343,979
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	954,200
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	492,040
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,733,800

		$14,443,952

Housing — 7.4%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26(2)	$1,366,222
2,415	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,229,915
1,995	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,831,769
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	928,540
990	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	930,164
440	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	440,449

		$7,727,059

Insured-Education — 2.4%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,140,427
350	University of North Carolina at Greensboro, (AGC), 5.00%, 4/1/34	358,638
1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,028,710

		$2,527,775

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Electric Utilities — 3.2%
$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,110,810
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	965,160
1,340	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,292,443

		$3,368,413

Insured-General Obligations — 0.8%
$840	Puerto Rico, (NPFG), 5.50%, 7/1/20	$883,688

		$883,688

Insured-Hospital — 10.7%
$1,675	Johnston Memorial Hospital, (FSA), Variable Rate, 18.594%, 10/1/36(3)(4)(5)	$1,755,702
375	Nash Health Care System, (FSA), 5.00%, 11/1/30	365,021
1,000	New Hanover County, Hospital Revenue, (New Hanover Regional Medical Center), (FSA), 5.125%, 10/1/31	1,016,550
1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,070,895
1,500	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	1,359,450
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,024,760
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,163,902
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,235,085
1,175	Onslow County Hospital Authority, (Onslow Memorial Hospital), (NPFG), 5.00%, 4/1/26	1,194,646

		$11,186,011

Insured-Housing — 0.5%
$475	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$486,229

		$486,229

Insured-Lease Revenue/Certificates of Participation — 6.0%
$1,000	City of Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	$1,030,620
2,500	County of Rockingham, (AGC), 5.00%, 4/1/32	2,566,700
1,500	Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	1,556,475
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,180,970

		$6,334,765

Insured-Other Revenue — 1.9%
$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33(2)	$2,043,260

		$2,043,260

Insured-Special Tax Revenue — 3.0%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$548,741
12,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	758,342
12,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	1,625,760
450	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	57,029
895	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	106,192
720	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	79,538

		$3,175,602

Insured-Transportation — 7.7%
$850	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$796,391
500	Charlotte, Airport, (NPFG), (AMT), 5.25%, 7/1/21	512,655
10,000	North Carolina Turnpike Authority, (Triangle Expressway System Revenue), (AGC), 0.00%, 1/1/35	2,099,500
1,000	North Carolina Turnpike Authority, (Triangle Expressway System Revenue), (AGC), 5.375%, 1/1/26	1,071,560
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,863,729
1,800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,695,546

		$8,039,381

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 2.5%
$555	Broad River Water Authority, Water System, (XLCA), 5.00%, 6/1/21	$559,962
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	524,220
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,507,710

		$2,591,892

Lease Revenue/Certificates of Participation — 9.1%
$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,602,034
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,485,694
700	Charlotte, (Government Facilities), 5.00%, 6/1/28	719,901
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,517,760
1,000	Durham County, Certificates of Participation, 5.00%, 6/1/31	1,037,530
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,117,100
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,068,186

		$9,548,205

Other Revenue — 1.5%
$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$487,753
1,000	North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,101,320

		$1,589,073

Senior Living/Life Care — 1.7%
$2,000	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,746,380

		$1,746,380

Special Tax Revenue — 2.5%
$8,510	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$456,817
1,620	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,624,941
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	572,953

		$2,654,711

Water and Sewer — 8.9%
$2,000	Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,079,020
2,000	Cary, Comb Enterprise System, 5.00%, 12/1/33	2,093,260
2,000	Charlotte, Water and Sewer, 5.00%, 7/1/38(6)	2,096,300
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,051,847
1,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,052,940

		$9,373,367

Total Tax-Exempt Investments — 105.1% (identified cost $107,270,096)		$110,309,396

Other Assets, Less Liabilities — (5.1)%		$(5,340,298)

Net Assets — 100.0%		$104,969,098

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.4% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 36.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 15.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2009.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate value of these securities is $1,755,702 or 1.7% of the Fund’s net assets.

(6)	When-issued security.

4

The Fund did not have any financial instruments outstanding at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,439,141

Gross unrealized appreciation	$5,075,869
Gross unrealized depreciation	(2,175,614)

Net unrealized appreciation	$2,900,255

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$110,309,396	$—	$110,309,396

Total Investments	$—	$110,309,396	$—	$110,309,396

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance North Carolina Municipals Fund.

5

Eaton Vance Oregon Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$960	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$962,726

		$962,726

Education — 4.0%
$3,000	City of Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,054,540
2,000	Oregon Health and Science University, 5.75%, 7/1/39	2,089,800
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	998,850

		$6,143,190

Electric Utilities — 1.1%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,003,340
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	616,106

		$1,619,446

General Obligations — 29.8%
$1,000	City of Redmond, 5.00%, 6/1/39	$947,790
3,490	Clackamas and Washington Counties, School District No. 3JT, 5.00%, 6/15/33	3,664,151
2,230	Clackamas County School District No. 46, 0.00%, 6/15/32	693,374
2,000	Clackamas County School District No. 46, 0.00%, 6/15/33	585,080
12,870	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/39	2,689,701
2,965	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/25	1,429,426
3,730	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/26	1,693,756
4,175	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	1,785,940
3,970	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	1,313,792
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,246,560
2,315	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	2,362,828
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	389,780
1,215	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	441,446
1,365	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	376,290
1,900	Oregon, 4.70%, 12/1/41	1,781,858
2,360	Oregon, 5.00%, 8/1/38	2,453,244
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,426,681
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	663,161
1,010	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,019,322
1,575	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	519,136
5,820	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	1,685,821
3,350	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	730,468
2,120	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	450,224
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	4,472,525
1,000	Umatilla County, Hermiston School District No. 8R, 0.00%, 6/15/24	524,300

		$45,346,654

Hospital — 4.5%
$2,000	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,339,060
2,105	Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,109,210
2,500	Multnomah County Hospital Facilities Authority, (Adventist Health System), 5.125%, 9/1/40	2,408,075

		$6,856,345

Housing — 13.9%
$830	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$734,160
2,960	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,745,282
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,373,557
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	750,270
2,300	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,131,709
2,000	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,822,800

1

Principal
Amount
(000’s omitted)	Security	Value
$1,815	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	$1,811,116
600	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	600,504
345	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	345,348
350	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	350,368
1,495	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,463,560
2,030	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,914,188
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465,558
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,610,645

		$21,119,065

Industrial Development Revenue — 1.2%
$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$646,976
830	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	526,552
915	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	609,427

		$1,782,955

Insured-Education — 1.7%
$4,850	Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$2,537,520

		$2,537,520

Insured-Electric Utilities — 3.7%
$1,715	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,723,523
2,760	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,663,842
1,270	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,224,928

		$5,612,293

Insured-General Obligations — 8.9%
$715	Beaverton, School District, (AGC), 5.125%, 6/1/36	$752,916
1,000	City of Newport, (AGC), 0.00%, 6/1/28	402,460
1,225	City of Newport, (AGC), 0.00%, 6/1/29	460,502
2,950	Deschutes and Jefferson Counties, School District No. 2J, (FGIC), (NPFG), 0.00%, 6/15/23	1,592,675
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,430,438
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	205,154
600	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/27	718,578
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,692,600
3,425	Washington, Clackamas and Yamhill Counties, School District No. 88J, (NPFG), 0.00%, 6/15/31	1,023,596
5,000	Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	2,178,500

		$13,457,419

Insured-Hospital — 0.9%
$1,415	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,432,037

		$1,432,037

Insured-Special Tax Revenue — 4.7%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$162,030
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	59,463
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	954,811
1,015	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,012,676
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,833,400
42,840	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,611,526
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	114,691
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	212,977
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	158,524

		$7,120,098

Insured-Transportation — 3.9%
$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$303,597
1,685	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,561,826
2,160	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,225,405

2

Principal
Amount
(000’s omitted)	Security	Value
$1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,863,729

		$5,954,557

Insured-Water and Sewer — 0.7%
$1,095	Portland, Water System, (NPFG), 4.50%, 10/1/31	$1,102,435

		$1,102,435

Lease Revenue/Certificates of Participation — 0.6%
$820	Oregon State Department of Administration Services, 5.125%, 5/1/33	$848,142

		$848,142

Other Revenue — 2.7%
$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$728,572
3,130	Oregon State Department of Administrative Services, 5.00%, 4/1/29	3,352,794

		$4,081,366

Senior Living/Life Care — 1.1%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,734,040

		$1,734,040

Special Tax Revenue — 7.6%
$3,290	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$3,289,013
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,497,919
12,970	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	696,230
5,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,250,967
755	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	793,724

		$11,527,853

Transportation — 3.6%
$215	City of Redmond Airport Revenue, 5.50%, 6/1/24	$215,789
200	City of Redmond Airport Revenue, 5.75%, 6/1/27	200,144
550	City of Redmond Airport Revenue, 6.00%, 6/1/34	545,122
400	City of Redmond Airport Revenue, 6.25%, 6/1/39	403,016
4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	4,172,840

		$5,536,911

Water and Sewer — 7.6%
$2,805	City of Eugene, 4.50%, 8/1/31	$2,829,909
2,285	Portland, Sewer System, 4.75%, 6/15/29	2,380,216
1,885	Portland, Sewer System, 4.75%, 6/15/30	1,949,976
4,260	Washington County, Clean Water Services, 4.75%, 10/1/27	4,433,041

		$11,593,142

Total Tax-Exempt Investments — 102.8% (identified cost $157,620,809)		$156,368,194

Other Assets, Less Liabilities — (2.8)%		$(4,185,852)

Net Assets — 100.0%		$152,182,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 15.1% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 23.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 12.8% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater.

4

The Fund did not have any financial instruments outstanding at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,525,670

Gross unrealized appreciation	$5,805,594
Gross unrealized depreciation	(6,863,070)

Net unrealized depreciation	$(1,057,476)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$156,368,194	$—	$156,368,194

Total Investments	$—	$156,368,194	$—	$156,368,194

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Oregon Municipals Fund.

5

Eaton Vance South Carolina Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.3%
$1,640	Lexington One School Facilities Corp., 5.00%, 12/1/30	$1,652,513
890	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	851,783
1,470	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,465,443
1,225	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	1,209,014
3,505	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,592,625

		$8,771,378

Electric Utilities — 6.7%
$550	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$503,888
2,000	South Carolina Public Service Authority, 5.25%, 1/1/39	2,090,280
4,510	South Carolina Public Service Authority, 5.375%, 1/1/28	4,956,716
3,210	South Carolina Public Service Authority, 5.50%, 1/1/38	3,428,601

		$10,979,485

General Obligations — 2.4%
$685	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$710,044
2,360	South Carolina, 3.25%, 8/1/30	2,071,561
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	1,127,383

		$3,908,988

Hospital — 8.6%
$5,260	Greenwood County, 5.375%, 10/1/39	$5,163,742
3,615	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,626,568
1,200	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,155,588
1,000	South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	968,140
3,380	South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,280,560

		$14,194,598

Industrial Development Revenue — 1.9%
$400	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$253,760
1,500	Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,416,105
1,400	Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,401,442

		$3,071,307

Insured-Education — 2.0%
$1,615	College of Charleston, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37	$1,468,439
475	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	491,934
1,400	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,284,500

		$3,244,873

Insured-Electric Utilities — 10.3%
$8,235	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	$2,859,192
12,610	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	3,574,683
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,499,900
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	798,416
2,090	Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	1,042,011
1,420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,427,057
3,725	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,595,221
950	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	916,284
330	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	331,997

		$17,044,761

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 2.5%
$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$978,848
3,410	Berkeley County, School District, (FSA), 2.75%, 1/15/22	3,070,194

		$4,049,042

Insured-Hospital — 3.8%
$2,775	Florence County, (McLeod Regional Medical Center Project), (FSA), 5.25%, 11/1/27	$2,847,344
3,000	South Carolina Jobs Economic Development Authority, (Anmed Health), (AGC), 5.50%, 2/1/38	3,084,570
335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), (FSA), 5.00%, 8/1/35	324,619

		$6,256,533

Insured-Lease Revenue/Certificates of Participation — 6.9%
$250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	$243,018
1,450	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/28	1,469,662
2,685	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,667,279
4,650	Scago Educational Facilities Corp., Pickens School District, (FSA), 4.50%, 12/1/28	4,579,924
2,510	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,422,752

		$11,382,635

Insured-Special Tax Revenue — 0.5%
$4,890	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$298,094
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	114,691
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	212,977
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	158,524

		$784,286

Insured-Transportation — 9.4%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,795,593
1,095	Richland-Lexington Airport District, (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,081,203
4,500	South Carolina Ports Authority, (Ports Revenue), (FSA), 5.30%, 7/1/26	4,516,020
850	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), 4.50%, 10/1/31	812,362
6,740	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	6,362,695

		$15,567,873

Insured-Utilities — 5.8%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,156,000
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,239,980
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	5,001,400
1,100	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,134,617

		$9,531,997

Insured-Water and Sewer — 8.7%
$500	Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$555,230
1,970	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	1,938,086
515	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	523,832
1,875	Greenwood, Metropolitan District Sewer System, (FSA), Variable Rate, 17.628%, 10/1/30(2)(3)(4)	2,184,375
3,750	Lugoff-Elgin, Water Authority, (NPFG), 4.625%, 7/1/37	3,511,350
1,045	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,041,113
4,750	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	4,508,415

		$14,262,401

Lease Revenue/Certificates of Participation — 13.3%
$5,275	Berkeley County, School District, 5.125%, 12/1/30	$5,354,019
320	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	339,146
1,105	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/28	1,147,587
3,000	Greenville County, School District, 5.00%, 12/1/24(1)	3,120,300
150	Greenville County, School District, 5.00%, 12/1/28	153,197
3,745	Laurens County, School District, 5.25%, 12/1/30	3,462,552

2

Principal
Amount
(000’s omitted)	Security	Value
$3,270	Lexington, One School Facility Corp., 5.00%, 12/1/27	$3,347,564
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,521,964
2,220	Newberry, (Newberry County School District), 5.00%, 12/1/30	1,986,123
1,470	Newberry, (Newberry County School District), 5.25%, 12/1/25	1,437,337

		$21,869,789

Other Revenue — 7.5%
$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$772,096
7,600	Tobacco Settlement Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,783,784
1,815	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	1,815,018

		$12,370,898

Special Tax Revenue — 3.3%
$23,870	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$1,281,341
3,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,244,867
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	851,545

		$5,377,753

Student Loan — 1.7%
$2,855	South Carolina State Education Assistance Authority, 5.10%, 10/1/29	$2,863,565

		$2,863,565

Total Tax-Exempt Investments — 100.6% (identified cost $163,806,006)		$165,532,162

Other Assets, Less Liabilities — (0.6)%		$(925,697)

Net Assets — 100.0%		$164,606,465

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 49.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 16.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(3)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2009.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate value of these securities is $2,184,375 or 1.3% of the Fund’s net assets.

3

The Fund did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,202,964

Gross unrealized appreciation	$5,080,231
Gross unrealized depreciation	(3,101,033)

Net unrealized appreciation	$1,979,198

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$165,532,162	$—	$165,532,162

Total Investments	$—	$165,532,162	$—	$165,532,162

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance South Carolina Municipals Fund.

4

Eaton Vance Tennessee Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.3%
$1,425	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,482,769
1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,040,540
1,000	Tennessee State School Bond Authority, 5.00%, 5/1/39	1,036,840

		$3,560,149

Electric Utilities — 4.5%
$1,000	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,029,220
500	Knoxville, Electric Revenue, 4.50%, 7/1/28	513,790
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,016,620

		$2,559,630

Escrowed/Prerefunded — 1.5%
$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$534,950
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	318,693

		$853,643

General Obligations — 2.2%
$350	Johnson City, 5.00%, 6/1/31	$360,951
850	Williamson County, 3.25%, 4/1/17(1)	905,097

		$1,266,048

Hospital — 7.9%
$500	Chattanooga, Health, Educational and Housing Facility Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$545,655
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	963,460
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	737,450
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	381,664
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	467,005
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	508,390
1,000	Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	841,220

		$4,444,844

Housing — 6.2%
$495	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$476,155
500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	462,205
485	Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	457,394
1,330	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,287,959
485	Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	465,954
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	368,055

		$3,517,722

Industrial Development Revenue — 0.9%
$375	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$350,831
150	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	136,398

		$487,229

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 3.9%
$900	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$846,549
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,377,194

		$2,223,743

Insured-Electric Utilities — 14.8%
$1,000	Lawrenceburg, Electric, (NPFG), 6.625%, 7/1/18	$1,204,300
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	529,580
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,070,920
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,031,790
2,000	Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,602,160
1,000	Pleasant View, Utility District, (NPFG), 5.00%, 9/1/32	991,870
260	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	261,292
200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	193,032
420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	405,094
300	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	301,815
710	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	783,634

		$8,375,487

Insured-Escrowed/Prerefunded — 12.0%
$175	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$183,514
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,520,025
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	926,508
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	561,030
250	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	284,615
945	Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	1,012,898
2,000	West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,315,500

		$6,804,090

Insured-General Obligations — 8.5%
$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$738,158
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	513,945
250	Blount County, Public Building Authority, (XLCA), 4.50%, 6/1/37	236,970
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19(2)	1,020,927
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,695,250
530	Memphis, (AGC), 5.00%, 4/1/26	571,785

		$4,777,035

Insured-Hospital — 1.2%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$678,416

		$678,416

Insured-Lease Revenue/Certificates of Participation — 1.1%
$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$590,485

		$590,485

Insured-Special Tax Revenue — 2.1%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$505,980
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	351,149
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	323,138

		$1,180,267

Insured-Transportation — 5.0%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,519,125
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	579,827

2

Principal
Amount
(000’s omitted)	Security	Value
$800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	$753,576

		$2,852,528

Insured-Water and Sewer — 14.3%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,158,850
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,018,580
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	752,160
875	Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	905,809
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	476,535
1,000	Knoxville, Waste Water System, (NPFG), 4.00%, 4/1/40	862,800
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,042,270
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	1,084,870
500	South Blount County, Utility District, Water Revenue, (FSA), 5.00%, 12/1/33	503,915
300	West Wilson Utility District Waterworks, (NPFG), 4.00%, 6/1/32	263,100

		$8,068,889

Other Revenue — 1.6%
$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$235,603
750	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	692,640

		$928,243

Special Tax Revenue — 4.1%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$137,012
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	147,984
4,815	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	258,469
1,410	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,414,301
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	341,669

		$2,299,435

Total Tax-Exempt Investments — 98.1% (identified cost $55,000,208)		$55,467,883

Other Assets, Less Liabilities — 1.9%		$1,101,862

Net Assets — 100.0%		$56,569,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 13.8% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 64.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 28.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	60 U.S. Treasury Bond	Short	$(7,214,790)	$(7,363,125)	$(148,335)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,150,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$(3,760)
Merrill Lynch Capital Services, Inc.	3,000,000	4.260	3-month USD- LIBOR-BBA	February 24, 2010/ February 24, 2040	(102,560)

					$(106,320)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $254,655.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,665,326

Gross unrealized appreciation	$3,007,276
Gross unrealized depreciation	(2,484,719)

Net unrealized appreciation	$522,557

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$55,467,883	$—	$55,467,883

Total Investments	$—	$55,467,883	$—	$55,467,883

Liability Description

Futures Contracts	$(148,335)	$—	$—	$(148,335)
Interest Rate Swaps	—	(106,320)	—	(106,320)

Total	$(148,335)	$(106,320)	$—	$(254,655)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Tennessee Municipals Fund.

5

Eaton Vance Virginia Municipal Income Fund	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.1%
$5,100	University of Virginia, University Revenues, 5.00%, 6/1/40(1)	$5,372,442
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,200,680
275	Virginia College Building Authority, 5.00%, 9/1/38	285,343

		$9,858,465

Electric Utilities — 1.0%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,446,750

		$1,446,750

Escrowed/Prerefunded — 0.1%
$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$85,196

		$85,196

General Obligations — 6.9%
$2,820	Loudoun County, 5.00%, 7/1/27	$3,158,231
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,425,417
500	Portsmouth, 4.75%, 7/15/25	529,490
675	Portsmouth, 5.25%, 7/15/25	748,372
1,980	Virginia Public School Authority, 4.50%, 8/1/32	1,986,950
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,681,037

		$9,529,497

Hospital — 13.6%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,172,735
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,367,166
3,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,116,460
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	949,500
795	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	799,921
465	Prince William County Industrial Development Authority, 5.20%, 10/1/30	424,141
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	885,880
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,364,280
2,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,684,840
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,028,240

		$18,793,163

Housing — 8.2%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,524,800
1,790	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/01/22 (Put Date), 11/1/33	1,575,540
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,679,408
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 23.283%, 10/1/35(3)(4)(5)	1,097,030
1,500	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,503,390

		$11,380,168

Industrial Development Revenue — 4.7%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250,050
1,250	King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 6.00% to 5/3/10 (Put Date), 6/1/23(4)	1,265,450
2,160	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,933,157
2,230	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,027,783

		$6,476,440

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 5.6%
$6,655	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$7,725,057

		$7,725,057

Insured-Electric Utilities — 3.9%
$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,064,480
2,100	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,317,791
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,073,860

		$5,456,131

Insured-General Obligations — 0.5%
$710	Fairfax, (NPFG), 4.50%, 1/15/36	$713,678

		$713,678

Insured-Hospital — 4.2%
$325	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$279,838
1,500	Henrico County, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,671,405
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,900,543

		$5,851,786

Insured-Lease Revenue/Certificates of Participation — 1.4%
$1,950	Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$1,894,756

		$1,894,756

Insured-Pooled Loans — 1.2%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$227,058
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,428,899

		$1,655,957

Insured-Special Tax Revenue — 0.2%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$295,127

		$295,127

Insured-Transportation — 18.3%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,415,200
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	970,120
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,001,230
5,255	Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,335,770
1,000	Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	1,004,110
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,147,631
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,573,552
3,800	Richmond, Metropolitan Authority Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	4,064,442
3,000	Virginia Port Authority, (FGIC), (FSA), (AMT), 5.00%, 7/1/36	2,918,160

		$25,430,215

Insured-Water and Sewer — 3.0%
$3,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	$2,984,460
1,000	Upper Occoquan Sewer Authority, (NPFG), 5.15%, 7/1/20	1,159,870

		$4,144,330

Other Revenue — 5.5%
$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$251,790
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	275,033
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,253,575

2

Principal
Amount
(000’s omitted)	Security	Value
$40,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	$1,646,400
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,346,920
2,710	Virginia Resources Authority Infrastructure Revenue, 5.25%, 11/1/33	2,902,057

		$7,675,775

Senior Living/Life Care — 2.3%
$1,065	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$946,114
1,480	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,295,030
1,000	Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	900,840

		$3,141,984

Special Tax Revenue — 4.1%
$5,685	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$5,702,339

		$5,702,339

Transportation — 1.9%
$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,025,010
1,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,561,380

		$2,586,390

Water and Sewer — 8.5%
$2,795	Fairfax County Water Authority, 5.25%, 4/1/27	$3,406,099
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	3,020,970
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,466,250
1,755	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,806,825
1,000	Virginia Resources Authority Clean Water Revenue, 5.00%, 10/1/31	1,075,130

		$11,775,274

Total Tax-Exempt Investments — 102.2% (identified cost $140,132,870)		$141,618,478

Other Assets, Less Liabilities — (2.2)%		$(2,983,298)

Net Assets — 100.0%		$138,635,180

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. In addition, 10.6% of the Fund’s net assets at November 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2009, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 23.5% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the aggregate value of these securities is $2,362,480 or 1.7% of the Fund’s net assets.

(5)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2009.

3

A summary of financial instruments outstanding at November 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	360 U.S. Treasury Bond	Short	$(43,288,740)	$(44,178,750)	$(890,010)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$2,537,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$(8,297)
Merill Lynch Capital Services, Inc.	2,475,000	4.26	3-month USD- LIBOR-BBA	February 24, 2010/ February 24, 2040	(84,612)

					$(92,909)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $982,919.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$135,076,399

Gross unrealized appreciation	$7,174,779
Gross unrealized depreciation	(5,482,700)

Net unrealized appreciation	$1,692,079

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$141,618,478	$—	$141,618,478

Total Investments	$—	$141,618,478	$—	$141,618,478

Liability Description

Futures Contracts	$(890,010)	$—	$—	$(890,010)
Interest Rate Swaps	—	(92,909)	—	(92,909)

Total	$(890,010)	$(92,909)	$—	$(982,919)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Virginia Municipals Fund.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010